2. Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis Of Preparation
Basis of preparation
2.	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at their fair value. The consolidated financial statements are presented in millions of Brazilian Reais (“R$”), which is the functional currency of the Company. The functional currency of associates and subsidiaries located abroad is the local currency of each jurisdiction.

These consolidated financial statements were approved by the Board of Directors on April 29, 2021.

In June 2019, the Company disposed of all of its interest in its subsidiary Via Varejo (see note 12.4), which prior to the disposal was classified as a discontinued operation in accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operation.

The consolidated statement of income for the year and the notes related to the result for the year ended December 31, 2019 are being restated due to the spin-off of the subsidiary Sendas (Assai) note 1.1, considering the effects of such transaction in compliance with IFRS 5 - Non-current assets held for sale and Discontinued Operation.

The consolidated statements of cash flow include the cash flow from continuing and discontinued operations. The details of the cash flows from discontinued operations are disclosed in Note 34.

The consolidated financial statements include the financial information of all subsidiaries over which the Group exercises control directly or indirectly. The determination if a subsidiary is controlled by the Group and the basis of consolidation are in accordance with the requirements of IFRS 10 - Consolidated Financial Statements.

The financial statements of the subsidiaries are prepared on the same closing date of the reporting period of the Company, using consistent accounting policies. All intercompany balances, transactions are eliminated upon consolidation.

Gains or losses resulting from changes in equity interest in subsidiaries, which do not result in loss of control, are directly recorded in equity. Losses are attributed to the non-controlling interest, even if it results in a deficit balance.

The list of subsidiaries and associates is presented in note 12.1